Aug-26-03 12:31pm From- T-780 P.002/003 F-026

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

03028318

Cert NYS

1-12494

NYSE

RECD S.E.C.
AUG 2 6 2003
081

August 26, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 29 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CBL & Associates Properties, Inc., Depositary Shares (Each representing a 1/10th fractional interest of a share of 7.75% Series C Cumulative Redeemable Preferred Stock, $.01 par value) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 26, 2003. Tentative listing date – August 27, 2003.

Sincerely,